Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.65%
Aerospace & Defense–1.24%
Textron, Inc.(b)	256,355	$19,067,685
Air Freight & Logistics–1.77%
FedEx Corp.	117,910	27,283,195
Application Software–1.24%
CDK Global, Inc.	393,998	19,179,823
Asset Management & Custody Banks–1.80%
State Street Corp.	318,976	27,789,189
Automobile Manufacturers–1.72%
General Motors Co.(c)	607,993	26,593,614
Building Products–1.78%
Johnson Controls International PLC	419,631	27,515,205
Cable & Satellite–1.27%
Comcast Corp., Class A	419,165	19,625,305
Casinos & Gaming–1.27%
Las Vegas Sands Corp.(c)	504,013	19,590,985
Communications Equipment–2.07%
Cisco Systems, Inc.	558,567	31,145,696
F5, Inc.(c)	3,788	791,503
		31,937,199
Construction Machinery & Heavy Trucks–3.33%
Caterpillar, Inc.	125,841	28,039,892
Wabtec Corp.	241,854	23,259,099
		51,298,991
Consumer Finance–0.37%
Capital One Financial Corp.	42,964	5,640,744
Diversified Banks–8.05%
Bank of America Corp.	1,067,422	43,999,135
Citigroup, Inc.	461,307	24,633,794
JPMorgan Chase & Co.	123,877	16,886,913
Wells Fargo & Co.	796,162	38,582,010
		124,101,852
Electric Utilities–1.87%
Constellation Energy Corp.	145,326	8,174,588
Exelon Corp.	432,351	20,592,878
		28,767,466
Electrical Components & Equipment–3.27%
Eaton Corp. PLC	169,007	25,648,502
Emerson Electric Co.	252,648	24,772,137
		50,420,639
Fertilizers & Agricultural Chemicals–2.85%
CF Industries Holdings, Inc.	229,567	23,659,175
Corteva, Inc.	352,527	20,263,252
		43,922,427
Shares		Value
Health Care Distributors–2.98%
Henry Schein, Inc.(c)	198,859	$17,338,516
McKesson Corp.	93,725	28,692,034
		46,030,550
Health Care Equipment–1.84%
Becton, Dickinson and Co.	67,884	18,057,144
Medtronic PLC	93,156	10,335,658
		28,392,802
Health Care Facilities–2.25%
HCA Healthcare, Inc.	74,485	18,667,431
Universal Health Services, Inc., Class B	110,515	16,019,149
		34,686,580
Health Care Services–1.87%
CVS Health Corp.	284,768	28,821,369
Health Care Supplies–0.56%
DENTSPLY SIRONA, Inc.	176,580	8,691,268
Hotel & Resort REITs–0.85%
Host Hotels & Resorts, Inc.	678,548	13,184,188
Hotels, Resorts & Cruise Lines–1.59%
Booking Holdings, Inc.(c)	10,423	24,477,894
Household Products–2.11%
Colgate-Palmolive Co.	159,341	12,082,828
Kimberly-Clark Corp.	166,677	20,527,939
		32,610,767
Industrial Conglomerates–1.16%
General Electric Co.	195,044	17,846,526
Integrated Oil & Gas–4.28%
Chevron Corp.	239,571	39,009,346
Suncor Energy, Inc. (Canada)	826,441	26,933,712
		65,943,058
Internet & Direct Marketing Retail–0.43%
eBay, Inc.	116,625	6,677,947
Investment Banking & Brokerage–2.44%
Goldman Sachs Group, Inc. (The)	64,238	21,204,964
Morgan Stanley	187,167	16,358,396
		37,563,360
IT Consulting & Other Services–3.31%
Cognizant Technology Solutions Corp., Class A	332,513	29,816,441
DXC Technology Co.(c)	651,284	21,251,397
		51,067,838
Life & Health Insurance–1.04%
MetLife, Inc.	227,365	15,979,212
Managed Health Care–2.96%
Anthem, Inc.	83,446	40,990,344

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	9,267	$4,725,892
		45,716,236
Multi-line Insurance–2.28%
American International Group, Inc.	561,404	35,239,329
Oil & Gas Exploration & Production–7.19%
ConocoPhillips	188,624	18,862,400
Devon Energy Corp.	360,860	21,337,652
Hess Corp.	229,912	24,609,780
Marathon Oil Corp.	832,573	20,905,908
Pioneer Natural Resources Co.	101,002	25,253,530
		110,969,270
Packaged Foods & Meats–0.69%
Kraft Heinz Co. (The)	270,909	10,671,106
Paper Packaging–1.60%
International Paper Co.	533,638	24,627,394
Pharmaceuticals–5.44%
Bristol-Myers Squibb Co.	227,147	16,588,545
Johnson & Johnson	152,905	27,099,353
Merck & Co., Inc.	222,895	18,288,535
Sanofi, ADR (France)	427,311	21,938,147
		83,914,580
Property & Casualty Insurance–0.98%
Allstate Corp. (The)	109,592	15,179,588
Regional Banks–4.63%
Citizens Financial Group, Inc.	449,314	20,367,403
Fifth Third Bancorp	483,978	20,830,413
Huntington Bancshares, Inc.	1,057,585	15,461,893
M&T Bank Corp.	86,984	14,743,788
		71,403,497
Semiconductors–3.58%
Intel Corp.	215,923	10,701,144
NXP Semiconductors N.V. (China)	135,991	25,169,214
QUALCOMM, Inc.	126,289	19,299,485
		55,169,843
Shares		Value
Soft Drinks–1.76%
Coca-Cola Co. (The)	437,519	$27,126,178
Systems Software–1.60%
Microsoft Corp.	80,266	24,746,810
Tobacco–4.35%
Altria Group, Inc.	399,139	20,855,013
Philip Morris International, Inc.	491,740	46,194,055
		67,049,068
Wireless Telecommunication Services–0.98%
T-Mobile US, Inc.(c)	117,875	15,129,256
Total Common Stocks & Other Equity Interests (Cost $943,715,341)		1,521,649,833
Money Market Funds–3.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	16,856,189	16,856,189
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	12,330,772	12,327,073
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	19,264,217	19,264,217
Total Money Market Funds (Cost $48,448,784)		48,447,479
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.79% (Cost $992,164,125)		1,570,097,312
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 0.31%(d)(e)(f)	139,026	139,026
Invesco Private Prime Fund, 0.34%(d)(e)(f)	324,427	324,395
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $463,389)		463,421
TOTAL INVESTMENTS IN SECURITIES–101.82% (Cost $992,627,514)		1,570,560,733
OTHER ASSETS LESS LIABILITIES—(1.82)%		(28,093,158)
NET ASSETS–100.00%		$1,542,467,575
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,679,687	$31,541,833	$(27,365,331)	$-	$-	$16,856,189	$423
Invesco Liquid Assets Portfolio, Institutional Class	9,348,262	22,529,881	(19,546,665)	(1,271)	(3,134)	12,327,073	1,258
Invesco Treasury Portfolio, Institutional Class	14,491,071	36,047,809	(31,274,663)	-	-	19,264,217	1,297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	655,872	73,598,547	(74,115,393)	-	-	139,026	2,282*
Invesco Private Prime Fund	1,530,368	164,599,411	(165,791,416)	32	(14,000)	324,395	4,772*
Total	$38,705,260	$328,317,481	$(318,093,468)	$(1,239)	$(17,134)	$48,910,900	$10,032

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/22/2022	Deutsche Bank AG	CAD	16,252,733	USD	12,918,539	$(80,859)
04/22/2022	Deutsche Bank AG	EUR	9,919,580	USD	10,942,172	(37,087)
04/22/2022	Goldman Sachs International	CAD	756,187	USD	603,454	(1,366)
04/22/2022	Royal Bank of Canada	CAD	649,833	USD	516,463	(3,291)
04/22/2022	Royal Bank of Canada	USD	578,986	CAD	722,915	(778)
Total Forward Foreign Currency Contracts						$(123,381)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,521,649,833	$—	$—	$1,521,649,833
Money Market Funds	48,447,479	463,421	—	48,910,900
Total Investments in Securities	1,570,097,312	463,421	—	1,570,560,733
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(123,381)	—	(123,381)
Total Investments	$1,570,097,312	$340,040	$—	$1,570,437,352

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund